Employee share scheme reserve - Summary of exercise price of the options (Details)		1 Months Ended	12 Months Ended
	Jan. 25, 2023	Jan. 31, 2023 Options shares $ / shares	Dec. 31, 2023 Options shares $ / shares	Dec. 31, 2022 shares Options $ / shares	Dec. 31, 2021 shares Options $ / shares
Employee share scheme reserve
Balance Beginning Number of options | Options		434,203	434,203	340,580
Balance Ending Number of options | Options			106,304	434,203	340,580
Stock split ratio	0.04	0.04	0.04	0.04	0.04
Share Option
Employee share scheme reserve
Beginning balance - Average exercise price per share option | $ / shares		$ 3.554	$ 3.554	$ 1.609	$ 2.303
Reverse stock split effect - Average exercise price per share option | $ / shares			88.86
Granted during the year - Average exercise price per share option | $ / shares			162.50	6.710	1.700
Exercised during the year - Average exercise price per share option | $ / shares			0.001	0.001
Forfeited during the year - Average exercise price per share option | $ / shares			162.30	3.948	2.008
Ending balance - Average exercise price per share option | $ / shares			40.33	3.554	1.609
Reflecting reverse stock split - Average exercise price per share option | $ / shares			40.33	88.86	40.23
Vested and exercisable - Average exercise price per share option | $ / shares			$ 38.79	$ 1.364	$ 1.230
Balance Beginning Number of options | shares		10,866,324	10,866,324	8,514,500	4,466,470
Reverse stock split effect Number of options | shares			434,203
Granted during the year Number of options | shares			2,728	5,324,390	5,849,416
Exercised during the year Number of options | shares			(116,629)	(986,733)
Forfeited during the year Number of options | shares			(213,998)	(1,985,833)	(1,801,386)
Balance Ending Number of options | shares			106,304	10,866,324	8,514,500
Reflecting reverse stock split - Number of options | shares			106,304	434,203	340,580
Vested and exercisable Number of options | shares			105,529	3,780,424	3,575,348